Leases - Weighted-Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	6 years 8 months 12 days	6 years 4 months 24 days
Weighted-average remaining lease term of finance leases (in years)	8 years 1 month 6 days	8 years 3 months 18 days
Weighted-average discount rate of operating leases	4.00%	3.70%
Weighted-average discount rate of finance leases	7.30%	7.70%